Financial liabilities at amortized cost - Bank Loans (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities At Amortised Cost [Abstract]
Local financial institutions	$ 156,920,724	$ 55,330,406
Foreign financial institutions	43,776,917	5,818,767
BCRA	232,917	238,074
TOTAL	$ 200,930,558	$ 61,387,247